REVENUE FROM CONTRACTS WITH CUSTOMERS - Summary of Contract Balances, Including Contract Costs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Contract assets	$ 562.0	$ 624.1
Current	510.1	622.7
Non-current	51.9	1.4
Deferred revenue with multiple elements	140.4	219.7
Contract liabilities	3,435.1	3,284.6
Current	2,563.4	2,563.4
Non-current	871.7	721.2
Third Parties
Disclosure of transactions between related parties [line items]
Contract assets	314.0	360.9
Other related parties
Disclosure of transactions between related parties [line items]
Contract assets	248.0	263.2
Advances from customers	90.7	65.5
Aircraft and Defense Longterm Contracts
Disclosure of transactions between related parties [line items]
Advances from customers	$ 3,204.0	$ 2,999.4